LOANS	12 Months Ended
Dec. 31, 2011
LOANS
LOANS

NOTE E — LOANS

Loans consisted of the following:

	December 31,
	2011	2010
Commercial, financial and industrial	$18,123,578	$20,473,914
Real estate- construction	11,706,228	23,729,929
Real estate - mortgage	174,350,777	187,940,359
Consumer installment	20,475,547	24,690,165
Total	224,656,130	256,834,367
Allowance for loan losses	(4,358,678)	(5,755,859)
Loans - net	$220,297,452	$251,078,508

Net deferred loan fees of $184,538 and $254,718 were allocated to the various loan categories as of December 31, 2011 and 2010, respectively.

Certain officers and directors of the Company and its banking subsidiary, their immediate families and business interests were loan customers of, and had other transactions with, the banking subsidiary in the normal course of business.  Related party loans are made on substantially the same terms, including interest rates and collateral, and do not involve more than normal risk of collectibility.  The aggregate dollar amount of these loans was $10,644,675 and $10,639,211 at December 31, 2011 and 2010, respectively.  During 2011, $1,843,546 of new loans and other increases were made and repayments and other reductions totaled $1,838,082.

As of December 31, 2011 and 2010, there were no significant concentrations of credit risk in any single borrower or groups of borrowers.  Our loan portfolio consists primarily of extensions of credit to businesses and individuals in our Oconee and Anderson County, South Carolina market areas.  The economy of these areas is diversified and does not depend on any one industry or group of related industries.  Management has established loan policies and practices that include set limitations on loan-to-collateral value for different types of collateral, requirements for appraisals, obtaining and maintaining current credit and financial information on borrowers, and credit approvals.

The following table provides information about the payment status of loans:

As of December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans
Commercial, financial and industrial	$222,763	$117,287	$265,011	$605,061	$17,518,517	$18,123,578
Real estate- construction	—	230,000	2,593,865	2,823,865	8,882,363	11,706,228
Real estate - mortgage	1,490,639	1,174,745	7,386,954	10,052,338	164,298,439	174,350,777
Consumer installment	457,762	118,942	109,307	686,011	19,789,536	20,475,547
Total	$2,171,164	$1,640,974	$10,355,137	$14,167,275	$210,488,855	$224,656,130

The following table provides information about nonaccrual loans:

As of December 31,	2011	2010
Commercial, financial and industrial	$265,011	$854,964
Real estate- construction	2,593,865	6,086,530
Real estate - mortgage	7,375,266	8,941,910
Consumer installment	108,366	460,362
Total	$10,342,508	$16,343,766

As of December 31, 2011 and December 31, 2010, we had $12,629 and $0, respectively, of loans past due 90 days or more and still accruing interest.

The following table provides information about the credit quality of the Bank’s loans as indicated by its internal risk grading system:

	Internally Assigned Risk Grade
As of December 31, 2011	Management Attention	Special Mention	Substandard	Doubtful	Total
Commercial, financial and industrial	$1,181,993	$2,023,066	$981,427	$—	$4,186,486
Real estate- construction	1,540,566	1,457,099	5,821,900	—	8,819,565
Real estate - mortgage	10,699,169	12,585,544	21,424,908	198	44,709,819
Consumer installment	1,335,116	860,292	696,548	—	2,891,956
	$14,756,844	$16,926,001	$28,924,783	$198	$60,607,826

Loans that are graded Management Attention and Special Mention are not believed to represent more than a minimal likelihood of loss.  Those ratings indicate that a change in the borrowers’ circumstances, or some other event, has occurred such that an elevated level of monitoring is warranted.  Such loans generally are evaluated collectively for purposes of estimating the allowance for loan losses.  Loans graded Substandard are believed to present a moderate likelihood of loss due to the presence of well-defined weakness in the borrower’s financial condition, a change in the customer’s demonstrated repayment history, the effects of lower collateral values combined with other financial difficulties that the borrower may be experiencing, and deterioration of other indicators of the borrower’s ability to service the loan as agreed.  Loans graded Doubtful are believed to present a high likelihood of loss due to serious deterioration of a borrower’s financial condition, severe past due status and/or substantial deterioration of collateral value, or other factors.  Loans graded Substandard and Doubtful are evaluated individually for impairment.  Management updates its internal risk grading no less often than monthly.

Impaired loans are generally nonaccrual loans, loans that are 90 days or more delinquent as to principal or interest payments, and other loans where, based on current information and events, it is probable that we will be unable to collect principal and interest payments according to the contractual terms of the loan agreements.  A loan is not considered to be impaired, however, if any periods of delay or shortfalls of amounts expected to be collected are insignificant or if we expect that we will collect all amounts due including interest accrued at the contractual interest rate during the period of delay.  Following is a summary of our impaired loans, by class:

As of December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial, financial and industrial	$177,731	$330,060	$—	$361,477	$15,133
Real estate- construction	2,664,261	3,442,550	—	6,215,725	42,007
Real estate - mortgage	9,653,457	12,073,096	—	10,909,478	275,023
Consumer installment	40,340	56,027	—	143,719	5,987

With an allowance recorded:
Commercial, financial and industrial	$271,268	$271,268	$120,126	$713,531	$18,001
Real estate- construction	764,202	764,202	134,202	1,173,558	55,339
Real estate - mortgage	1,310,169	1,755,013	269,669	1,832,722	63,810
Consumer installment	297,617	297,653	148,514	342,286	19,690

Total:
Commercial, financial and industrial	$448,999	$601,328	$120,126	$1,075,008	$33,134
Real estate - construction and mortgage	14,392,089	18,034,861	403,871	20,131,483	436,179
Consumer installment	337,957	353,680	148,514	486,005	25,677
Total	$15,179,045	$18,989,869	$672,511	$21,692,496	$494,990

As of December 31, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial, financial and industrial	$166,905	$166,905	$—	$73,493	$—
Real estate- construction	2,889,762	3,462,202	—	2,568,761	13,280
Real estate - mortgage	9,988,679	10,637,708	—	7,761,403	117,990
Consumer installment	333,760	333,760	—	261,808	—

With an allowance recorded:
Commercial, financial and industrial	$767,461	$767,461	$515,328	$454,736	$—
Real estate- construction	845,998	874,131	45,000	1,523,172	41,248
Real estate - mortgage	5,359,691	5,529,304	1,632,044	6,464,601	—
Consumer installment	166,470	166,470	65,406	272,799	—

Total:
Commercial, financial and industrial	$934,366	$934,366	$515,328	$528,229	$—
Real estate - construction and mortgage	19,084,130	20,503,345	1,677,044	18,317,937	172,518
Consumer installment	500,230	500,230	65,406	534,607	—
Total	$20,518,726	$21,937,941	$2,257,778	$19,380,773	$172,518

For 2011, the amount of interest income that would have been included in income if nonaccrual loans had been current in accordance with their terms was approximately $775,000, and the amount of interest income actually collected and included in interest income was approximately $101,000.  For 2010, the amount of interest income that would have been included in income if nonaccrual loans had been current in accordance with their terms was approximately $1,167,000 and the amount of such income actually collected and included in interest income was approximately $164,000.  For 2009, the amount of interest income that would have been included in income if nonaccrual loans had been current in accordance with their terms was approximately $781,000 and the amount of such income actually collected and included in interest income was approximately $72,000.  There were no irrevocable commitments to lend additional funds to debtors owing amounts on impaired loans at December 31, 2011.

The following table provides information about how we evaluated loans for impairment, the amount of the allowance for loan losses estimated for loans subjected to each type of evaluation, and the related total amounts, by loan portfolio segment:

For the Year Ended December 31, 2011

	Secured by Real Estate	Other	Total
Allowance for credit losses
Ending balance	$2,437,085	$1,921,593	$4,358,678
Ending balance - individually evaluated for impairment	$403,871	$268,640	$672,511
Ending balance - collectively evaluated for impairment	$2,033,214	$1,652,953	$3,686,167
Ending balance - loans acquired with deteriorated credit quality	$—	$—	$—

Loans
Ending balance	$186,057,005	$38,599,125	$224,656,130
Ending balance - individually evaluated for impairment	$14,392,086	$786,956	$15,179,042
Ending balance - collectively evaluated for impairment	$171,664,919	$37,812,169	$209,477,088
Ending balance - loans acquired with deteriorated credit quality	$1,402,069	$58,295	$1,460,364

For the Year Ended December 31, 2010

	Secured by Real Estate	Other	Total
Allowance for credit losses
Ending balance - individually evaluated for impairment	$3,752,570	$2,003,289	$5,755,859
Ending balance - collectively evaluated for impairment	$1,504,045	$753,733	$2,257,778
Ending balance - loans acquired with deteriorated credit quality	$2,248,525	$1,249,556	$3,498,081

Loans
Ending balance	$211,520,138	$45,314,229	$256,834,367
Ending balance - individually evaluated for impairment	$18,424,519	$2,094,207	$20,518,726
Ending balance - collectively evaluated for impairment	$193,095,619	$43,220,022	$236,315,641
Ending balance - loans acquired with deteriorated credit quality	$—	$—	$—

The following tables present information about loans that were modified in troubled debt restructurings during 2011:

	As of December 31, 2011
	Modifications
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial, financial and industrial	13	$350,852	$380,852
Real estate- construction	—	—	—
Real estate - mortgage	20	5,315,820	5,315,820
Consumer installment	14	237,079	237,079

Troubled Debt Restructurings that Subsequently Defaulted	Number of Contracts	Recorded Investment
Commercial, financial and industrial	—	$—
Real estate- construction	—	—
Real estate - mortgage	1	178,406
Consumer installment	1	15,100

Troubled debt restructurings (“TDRs”) occur when, for reasons related to a borrower’s financial difficulties, we agree to modify he terms of a loan and, in the process, grant a concession.  Modifications of loan terms and concessions granted may take many forms.  Sometimes, both we and the borrower may grant concessions.  In such cases, we are considered to have granted a concession if the value of the concession(s) we made in the borrower’s favor exceed the value of the concession(s) made by the borrower in our favor.

Due to the concessions granted in loan modifications that result in TDRs, we generally recognize loan losses when such modifications are made.  For loans in the real estate segment, TDR recognition generally indicates that the loans are collateral dependent.  Consequently, we write down such restructured loans to the extent that the pre-modification outstanding recorded investment exceeds the fair value of the collateral, less estimated selling costs.  For loans in the other segment, collateral may or may not be held.  If we hold collateral and the loan is collateral dependent, we would write down to the fair value of the collateral.  If we hold no collateral, the expected cash flows under the modified terms are discounted at the effective interest rate of the original loan and, if there is a shortfall, we would write down to that amount.  In both cases, if we had previously allowed for the losses sufficiently in the allowance for loan losses, no further provision expense would have resulted in the current period.  If we had not previously allowed sufficiently, additional current expenses may have been necessary to cover the shortfall.

As of December 31, 2011, we had no loan commitments to borrowers who have loans included in TDRs.

The following tables provide information about charge-offs and recoveries of loans, and the provision and allowance for loan losses for each of the past three years:

	Years Ended December 31,
	2011	2010	2009

Balance at January 1	$5,755,859	$6,051,851	$5,475,294
Charge-offs	(8,839,177)	(4,961,238)	(3,886,011)
Recoveries	66,996	140,246	107,568
Provision charged to expense	7,375,000	4,525,000	4,355,000
Balance at December 31	$4,358,678	$5,755,859	$6,051,851

The following table provides additional information about charge-offs and recoveries of loans, and the provision and allowance for loan losses for the year ended December 31, 2011:

For the Year Ended December 31, 2011

	Real Estate	Other	Unallocated	Total
Allowance for credit losses:
Beginning balance	$—	$—	$5,755,859	$5,755,859
Charge-offs	(5,406,412)	(3,432,765)	—	(8,839,177)
Recoveries	—	66,996	—	66,996
Provision for loan losses	5,383,750	1,991,250	—	7,375,000
Reclassified from unallocated	2,459,747	2,254,470	(4,714,217)	—
Ending balance	$2,437,085	$879,951	$1,041,642	$4,358,678